Accounts Receivable - net (Tables)	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,	December 31,
	2015	2014
Trade receivables (note 11)	$40,733	$42,423
Allowance for doubtful accounts	(2,415)	(2,571)
	38,318	39,852
Other receivables	703	867
Total accounts receivable	$39,021	$40,719

Accounts Receivable Aging [Table Text Block]
	December 31,	December 31,
	2015	2014
Aging within one year, net of allowance for doubtful accounts	$34,495	$35,130

Aging greater than one year, net of allowance for doubtful accounts	3,823	4,722
Total trade receivables	$38,318	$39,852